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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT

TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2009.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OneBeacon Insurance Group, Ltd.
                 -------------------------------
   Address:      601 Carlson Parkway
                 -------------------------------
                 Minnetonka, Minnesota 55305
                 -------------------------------
                 U.S.A.
                 -------------------------------

Form 13F File Number: 028-12951
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul H. McDonough
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (781) 332-7000
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Paul H. McDonough         Canton, Massachusetts    May 8, 2009
   -------------------------------    ---------------------   -------------
             [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    No.       Form 13F File Number      Name

        1.    028-04685                 Prospector Partners, LLC
    ------        ---------------       ---------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: 21,309
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

         1    28-N/A                    Copley Square Capital Management, LLC
    ------       -----------------      -------------------------------------

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
                                                                   INVESTMENT DISCRETION          VOTING AUTHORITY SHARES
NAME OF ISSUER            CLASS      CUSIP      FAIR MV    SHARES  SOLE  SHARED AS  SHARED-OTHER  SOLE   SHARED   NONE
                                                                   ------------------------------------------------------
Automatic Data Proc       Com        053015103    703,200  20,000                        x                 x
Caterpillar Inc Del       Com        149123101    279,600  10,000                        x                 x
Comcast Corp New CL A     Com        20030N101    545,600  40,000                        x                 x
Colgate Palmolive         Com        194162103  1,474,500  25,000                        x                 x
CVS Caremark Corp         Com        126650100  1,649,400  60,000                        x                 x
Honda Motor ADR New       AMERN SHS  438128308    948,000  40,000                        x                 x
Honeywell Intl Inc Del    Com        438516106  1,448,720  52,000                        x                 x
Illinois Tool Works Inc   Com        452308109  1,234,000  40,000                        x                 x
Kraft Foods Inc VA CL A   CL A       50075N104    557,250  25,000                        x                 x
L-3 Communications Hldgs  Com        502424104  1,695,000  25,000                        x                 x
Marathon Oil Corp         Com        565849106    788,700  30,000                        x                 x
Monsanto Co New Del Com   Com        61166W101    831,000  10,000                        x                 x
Nucor Corporation         Com        670346105  1,145,100  30,000                        x                 x
Patriot Coal Corp         Com        70336T104      3,710   1,000                        x                 x
Peabody Energy Corp Com   Com        704549104    375,600  15,000                        x                 x
Petrleo Bras VTG SPD ADR  ADR        71654V408    304,700  10,000                        x                 x
Plum Creek Timber Co Inc  Com        729251108    726,750  25,000                        x                 x
Staples Inc               Com        855030102    362,200  20,000                        x                 x
TJX Cos Inc New           Com        872540109  1,282,000  50,000                        x                 x
Toronto Dominion Bank     Com        891160509    345,800  10,000                        x                 x
United Techs Corp Com     Com        913017109  1,289,400  30,000                        x                 x
Wellpoint Inc             Com        94973V107    949,250  25,000                        x                 x
Weyerhaeuser Co           Com        962166104    275,700  10,000                        x                 x
Yum Brands Inc            Com        988498101  1,099,200  40,000                        x                 x
3M Company                Com        88579Y101    994,400  20,000                        x                 x